Employee Benefits - Benefit Obligation and Plan Assets Deriving Funded Status, in Other Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Change in Projected Benefit Obligation
Projected benefit obligation at beginning of year			$ 95,969	$ 102,454	$ 102,454	$ 93,033
Service cost	516	659	1,778	2,075	2,767	2,788	2,371
Interest cost	1,141	997	3,353	2,989	3,985	4,358	4,162
Plan participants' contributions						71
Actuarial (gain) loss					(7,167)	6,723
Benefits paid					(6,070)	(4,519)
Projected Benefit Obligation at End of Year					95,969	102,454	93,033
Change in Plan Assets
Fair value of plan assets at beginning of year			89,556	81,088	81,088	72,626
Actual return on plan assets					14,538	9,810
Employer contributions					0	3,100
Plan participants' contributions						71
Benefits paid					(6,070)	(4,519)
Fair Value of Plan Assets at End of Year					89,556	81,088	72,626
Funded Status					$ (6,413)	$ (21,366)